Inventory, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory Write-down	$ 41,929	$ (117,585)	$ 470,069